Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended					0 Months Ended														1 Months Ended						1 Months Ended
	Jun. 03, 2008	Oct. 29, 2013	Mar. 28, 2013	Sep. 30, 2013	Dec. 31, 2012	Oct. 07, 2013	Dec. 31, 2011	Oct. 29, 2013 Series C Warrant	Oct. 29, 2013 Series D Warrant	Oct. 29, 2013 Series E Warrant	Oct. 29, 2013 Conversion Agreement	Oct. 29, 2013 OPKO Agreement	Nov. 04, 2013 Glenn Mattes	Nov. 04, 2013 Alexander Zukiwski	Nov. 04, 2013 Stefan Proniuk	Nov. 04, 2013 Arie S. Belldegrun	Nov. 04, 2013 Steven B. Ruchefsky	Nov. 04, 2013 Arie S. Belldegrun and Steven B. Ruchefsky	Nov. 04, 2013 2005 Plan	Nov. 04, 2013 2005 Plan Glenn Mattes	Nov. 04, 2013 2005 Plan Alexander Zukiwski	Nov. 04, 2013 2005 Plan Stefan Proniuk	Nov. 04, 2013 2005 Plan Non Employee Director	Oct. 07, 2013 2005 Plan Board of Directors Chairman	Oct. 07, 2013 2005 Plan Maximum	Oct. 07, 2013 2005 Plan Minimum	Oct. 30, 2013 Subsequent Event	Oct. 29, 2013 Subsequent Event	Mar. 28, 2013 Subsequent Event	Mar. 27, 2013 Subsequent Event	Mar. 31, 2011 Subsequent Event	Mar. 31, 2013 Subsequent Event	Oct. 29, 2013 Subsequent Event Securities Purchase Agreement	Jan. 30, 2013 Subsequent Event Board of Directors Chairman	Oct. 29, 2013 Subsequent Event 2005 Plan
Subsequent Events [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized				70,276		11,155,295	501,168																		11,155,295	945,276
Share based compensation arrangement by share based payment award options contractual term				10 years	10 years													10 years	10 years
Percentage of number of shares issued upon conversion of debt																				5.50%	4.50%	0.65%
Share based compensation arrangement by share based payment awards vesting installments																			36 equal monthly installments
Share-based compensation arrangement by share-based payment award options grants in period gross				2,500	112,661								386,697	314,582	45,701																		12,868,585
Percentage of number shares purchased under plan																5.00%	0.20%						0.10%	0.20%
Term of class of warrants or rights								5 years	5 years	1 year
Exercise price of warrants	19.36			2.40				0.01	4.00	2.40
Sale of stock, number of shares issued in transaction				8,413,354				4,455,231																				12,826,752
Sale of stock, consideration received on transaction				$ 30,840,000
Other expenses				750,000
Warrant redemption price per share				$ 0.01
Outstanding License Fees					250,000
Loss Contingency, Damages Sought, Value					250,000
Average trading volume of common stock shares				100,000
Class of warrant or right weighted average price of warrants or right				12.00
Terms of registration rights agreement				If the Company does not file the Registration Statement by the Filing Date or obtain its effectiveness by the Effectiveness Date, then the Company is required to pay liquidated damages to the Purchasers in an amount equal to 1% of the aggregate purchase price paid by such Purchaser for the Units per month until the Registration Statement is filed or declared effective, as applicable, subject to a maximum of 10% of the aggregate purchase price paid by each Purchaser for the Units.
Debt instrument interest rate stated percentage											8.00%
Debt instrument face amount											14,857,000
Debt instrument convertible conversion price		$ 2.40		$ 2.40							$ 2.40
Minimum percentage of holding in outstanding shares												3.00%
Common stock exercise price																																		$ 2.40	$ 2.40
Sale Of Remaining Number Of Shares Of Issued Transaction																											41,833
Debt Conversion, Converted Instrument, Shares Issued	245,292	300,000									6,530,154
Debt Conversion Converted Instrument Additional Shares Issued1											494,764
Redemption Condition Description				The volume-weighted average price is at least $12.00 and the average daily trading volume of the common stock is at least 100,000 shares on each day during such 10-day period (in each case, subject to adjustment for stock splits, combinations and similar recapitalization events).
Notice Period					60 days
Outstanding License Fees Settled Amount			235,000																										235,000
Quarterly cash payable																																		50,000
Granted contractual term																																		10-year
Purchase of shares authorized																																		25,000
Share issued in first monthly installment of liquidated damages																														123,809
Value of share issued in first monthly installment of liquidated damages																														297,144
Debt instrument, Interest rate, Effective percentage																																8.00%
Aggregate principal amount debenture amended																													$ 7,875,000
Debt Instrument, Maturity Date																															Dec. 31, 2015